================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5582
                                                      --------
                            Oppenheimer Cash Reserves
               -------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             -------------------------------------------------------
               (Address of principal executive offices)(Zip code)

                                Arthur S. Gabinet
                             OppenheimerFunds, Inc.
             Two World Financial Center, New York, New York 10281-1008
             -------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                            -------------

                        Date of fiscal year end: July 31
                                                 -------

                      Date of reporting period: 10/31/2011
                                                ----------

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

                                                                          Final Legal
                                                             Maturity      Maturity     Principal
                                                              Date*         Date**       Amount             Value
                                                             --------     -----------  ------------     -------------
CERTIFICATES OF DEPOSIT--24.7%
YANKEE CERTIFICATES OF DEPOSIT--24.7%
Bank of Nova Scotia, Houston TX:
0.28%                                                        11/28/11      11/28/11    $ 15,000,000     $  15,000,000
0.28%                                                        11/29/11      11/29/11       9,100,000         9,100,000
0.30%                                                          2/7/12        2/7/12      10,600,000        10,600,000
0.30%                                                         2/13/12       2/13/12      25,700,000        25,700,000
Credit Suisse, New York Branch, 0.31%                        11/23/11      11/23/11      17,400,000        17,400,000
DnB NOR Bank ASA NY:
0.21%                                                        12/16/11      12/16/11      12,600,000        12,600,000
0.22%                                                        12/21/11      12/21/11      22,300,000        22,300,000
National Australia Bank, New York:
0.29%                                                         2/21/12       2/21/12      13,000,000        13,000,000
0.29%                                                         2/21/12       2/21/12      10,800,000        10,800,000
Nordea Bank Finland plc, New York:
0.30%                                                        11/25/11      11/25/11       5,000,000         4,999,992
0.35%                                                         1/13/12       1/13/12       2,400,000         2,400,000
Rabobank Nederland NV, New York:
0.27%                                                         11/7/11       11/7/11      12,000,000        11,999,980
0.29%(1)                                                     11/16/11       5/16/12       5,000,000         5,000,000
0.30%                                                         1/17/12       1/17/12      15,000,000        15,000,000
0.33%                                                         1/23/12       1/23/12      15,500,000        15,500,000
Royal Bank of Canada, New York:
0.27%(1)                                                      11/1/11      11/10/11      22,500,000        22,500,000
0.40%(1)                                                       1/9/12        7/9/12      10,000,000        10,001,275
0.49%(1)                                                      11/1/11       9/10/12       8,800,000         8,800,000
Skandinaviska Enskilda Bank, New York:
0.30%                                                         11/9/11       11/9/11      13,000,000        13,000,000
0.32%                                                        11/14/11      11/14/11      27,000,000        27,000,000
Westpac Banking Corp., New York:
0.22%                                                         11/4/11       11/4/11      20,000,000        20,000,000
0.33%(1)                                                     11/14/11       1/13/12       6,300,000         6,300,330
                                                                                                        -------------
Total Certificates of Deposit (Cost $299,001,577)                                                         299,001,577

DIRECT BANK OBLIGATIONS--23.1%
Barclays US Funding LLC:
0.29%                                                         11/3/11       11/3/11      25,000,000        24,999,597
0.29%                                                         11/4/11       11/4/11      25,000,000        24,999,396
0.35%                                                        11/16/11      11/16/11      12,500,000        12,498,177
HSBC USA, Inc.:
0.21%                                                        12/12/11      12/12/11      25,700,000        25,693,853
0.21%                                                        12/16/11      12/16/11       6,900,000         6,898,189
ING (US) Funding LLC:
0.20%                                                         11/7/11       11/7/11      24,200,000        24,199,193
0.32%                                                         11/1/11       11/1/11      15,000,000        15,000,000
National Australia Funding (Delaware), Inc.,
0.30%(2)                                                      2/21/12       2/21/12      12,050,000        12,038,753
Nordea North America, Inc.:
0.25%                                                        11/21/11      11/21/11      28,100,000        28,096,097
0.26%                                                        11/23/11      11/23/11      16,500,000        16,497,429
0.33%                                                        12/16/11      12/16/11       2,200,000         2,199,106


                         1 | Oppenheimer Cash Reserves

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

                                                                          Final Legal
                                                             Maturity      Maturity      Principal
                                                              Date*         Date**        Amount            Value
                                                             --------     -----------  ------------     -------------
Skandinaviska Enskilda Banken AB, 0.31%(2)                   11/18/11      11/18/11    $  6,000,000     $   5,999,122
Svenska Handelsbanken, Inc., 0.30%                           11/28/11      11/28/11      14,000,000        13,996,850
Swedbank AB:
0.34%                                                         11/7/11       11/7/11      26,900,000        26,898,502
0.35%                                                        11/10/11      11/10/11       7,600,000         7,599,335
0.36%                                                         11/9/11       11/9/11      22,000,000        21,998,240
Westpac Banking Corp., 0.25%(2)                               12/8/11       12/8/11       9,600,000         9,597,533
                                                                                                          -----------
Total Direct Bank Obligations (Cost $279,209,372)                                                         279,209,372

SHORT-TERM NOTES--46.8%
ELECTRIC UTILITIES--4.8%
Electricite De France:
0.35%(2)                                                      12/5/11       12/5/11      22,900,000        22,892,430
0.35%(2)                                                      12/6/11       12/6/11      24,800,000        24,791,561
0.43%(2)                                                      1/27/12       1/27/12      10,000,000         9,989,608
                                                                                                          -----------
                                                                                                           57,673,599
LEASING & FACTORING--7.2%
American Honda Finance Corp.:
0.47%(1)                                                     12/29/11       6/29/12      10,000,000        10,000,000
0.53%(1,3)                                                   12/28/11       3/27/12       2,000,000         2,000,437
0.61%(1,3)                                                   12/26/11       9/26/12      13,000,000        13,000,000
0.64%(1,3)                                                    11/7/11       11/7/12       5,050,000         5,056,345
Toyota Motor Credit Corp.:
0.35%                                                          2/2/12        2/2/12      22,000,000        21,980,108
0.36%                                                         1/26/12       1/26/12      15,000,000        14,987,100
0.37%                                                         1/27/12       1/27/12       4,000,000         3,996,423
0.60%(1)                                                      1/18/12      10/18/12      16,500,000        16,500,000
                                                                                                          -----------
                                                                                                           87,520,413

MUNICIPAL--10.4%
Berks Cnty. Industrial Development Revenue Bonds,
Lebanon Valley Mall Project, Series 96B, 0.27%(1)             11/7/11       11/7/11       2,660,000         2,660,000
Carenet Health Systems & Service, Inc. Nts., Series
1999, 1.05%(1)                                                11/7/11       11/7/11       4,050,000         4,050,000
Carroll Cnty., KY Solid Waste Disposal Revenue
Bonds, North American Stainless Project, Series
2006, 0.15%(1)                                                11/7/11       11/7/11       4,000,000         4,000,000
Cleveland, OH Economic & Community Development
Revenue Refunding Bonds, Core City Fund, Series
2008, 0.19%(1)                                                11/7/11       11/7/11       8,860,000         8,860,000
Easton, MD Bonds, William Hill Manor
Facility, Series 2009B, 0.29%(1)                              11/7/11       11/7/11       4,925,000         4,925,000
Glendale,  AZ Industrial Development Authority Bonds,
Thunderbird, The Garvin School, Series 2005A, 0.23%(1)        11/7/11       11/7/11       6,805,000         6,805,000

                         2 | Oppenheimer Cash Reserves

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

                                                                          Final Legal
                                                             Maturity      Maturity      Principal
                                                              Date*         Date**        Amount            Value
                                                             --------     -----------  ------------     -------------
MUNICIPAL CONTINUED
Glendale, AZ Industrial Development Authority
Bonds, Thunderbird, The Garvin School, Series
2005B, 0.23%(1)                                               11/7/11       11/7/11    $ 11,735,000     $  11,735,000
Intrepid Museum Foundation Revenue Bonds, Series
2006, 0.28%(1)                                                11/7/11       11/7/11       7,080,000         7,080,000
KS Development Finance Authority Revenue Bonds,
Seaboard Project, Series 95P, 0.18%(1)                        11/7/11       11/7/11       9,200,000         9,200,000
Las Vegas, NV Economic Development Revenue
Bonds, Keep Memory Alive Project, 0.22%(1)                    11/7/11       11/7/11       2,845,000         2,845,000
Mountain Agency, Inc. (The) Securities, Series
2003, 0.33%(1)                                                11/7/11       11/7/11      10,635,000        10,635,000
MS Business Finance Corp. Revenue Bonds, Olin Corp.
Project, Series 2005, 0.27%(1)                                11/7/11       11/7/11       1,600,000         1,600,000
National Geographic School Publishing, Inc. Nts.,
Series 2006, 0.55%(1)                                         11/7/11       11/7/11       2,700,000         2,700,000
Newport News,  VA Economic Development
Authority Bonds, Newport News Shipbuilding
Project, Series A, 0.27%(1)                                   11/7/11       11/7/11       3,360,000         3,360,000
Oneida  Cnty.,  NY Industrial Development Agency,
Mohawk Valley Network, Series 2006F, 0.31%(1)                 11/7/11       11/7/11       4,780,000         4,780,000
PA Economic Development Finance Authority, John W.
Gleim Jr., Inc. Project, Series 2009B1, 0.26%(1)              11/7/11       11/7/11       1,100,000         1,100,000
Polk Cnty., FL Industrial Development Authority
Revenue Bonds, Watson Clinic, Series 1999, 0.65%(1)           11/7/11       11/7/11       2,350,000         2,350,000
Port Grays Harbor, WA Industrial Development Corp.,
Murphy Corp. Project, Series 2007, 0.15%(1)                   11/7/11       11/7/11      10,000,000        10,000,000
Ridgewood Associates Bonds, Series
2005, 0.27%(1)                                                11/7/11       11/7/11       3,435,000         3,435,000
San Antonio, TX Special Facilities Bonds, Cessna
Aircraft Project, Series 1995, 0.55%(1)                       11/7/11       11/7/11       1,900,000         1,900,000
Savanna, IL Industrial Development Revenue Bonds,
Metform Corp., Series 1994A, 0.17%(1)                         11/7/11       11/7/11       4,300,000         4,300,000
Tallahassee Orthopedic
Center LC Bonds, Series 2004, 0.25%(1)                        11/7/11       11/7/11       4,315,000         4,315,000
Tennis For Charity, Inc. Bonds, Series 2004, 0.16%(1)         11/7/11       11/7/11       2,825,000         2,825,000
Tuscaloosa Cnty., AL Industrial Development Authority
Gulf Opportunity Zone Bonds, Hunt Refining Project,
Series 2008B, 0.19%(1)                                        11/7/11       11/7/11       2,000,000         2,000,000
USTA National Tennis Center, Inc. Bonds, Series
2009, 0.15%(1)                                                11/7/11       11/7/11       5,145,000         5,145,000

                         3 | Oppenheimer Cash Reserves

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

                                                                          Final Legal
                                                             Maturity      Maturity      Principal
                                                              Date*         Date**        Amount            Value
                                                             --------     -----------  ------------     -------------
WA Economic Development Finance Authority
Industrial Development Revenue Bonds, Canam Steel
Corp. Project, Series 2000D, 0.40%(1)                         11/7/11       11/7/11    $  3,400,000     $   3,400,000
                                                                                                        -------------
                                                                                                          126,005,000
PERSONAL PRODUCTS--2.4%
Reckitt Benckiser Treasury Services plc:
0.42%(2)                                                      1/30/12       1/30/12      13,000,000        12,986,350
0.50%(2)                                                       3/9/12        3/9/12      15,800,000        15,771,692
                                                                                                        -------------
                                                                                                           28,758,042
RECEIVABLES FINANCE--11.0%
Alpine Securitization Corp., 0.19%                           11/22/11      11/22/11      11,500,000        11,498,055
Barton Capital Corp., 0.45%(2)                                11/1/11       11/1/11      47,007,000        47,007,000
Chariot Funding LLC, 0.14%(2)                                11/29/11      11/29/11      40,900,000        40,895,546
Mont Blanc Capital Corp.:
0.27%(2)                                                      11/1/11       11/1/11      13,000,000        13,000,000
0.27%(2)                                                      11/2/11       11/2/11      13,500,000        13,499,899
0.27%(2)                                                      12/1/11       12/1/11       7,000,000         6,998,425
                                                                                                        -------------
                                                                                                          132,898,925
SPECIAL PURPOSE FINANCIAL--11.0%
Concord Minutemen Cap.Corp. LLC, 0.23%                        11/2/11       11/2/11       1,800,000         1,799,989
Crown Point Capital Co.:
0.25%                                                        11/14/11      11/14/11       7,500,000         7,499,323
0.25%                                                        11/22/11      11/22/11      34,500,000        34,494,969
FCAR Owner Trust I:
0.28%                                                          1/6/12        1/6/12       5,200,000         5,197,331
0.28%                                                          1/9/12        1/9/12      18,700,000        18,689,964
FCAR Owner Trust II, 0.20%                                   11/15/11      11/15/11      10,500,000        10,499,183
Lexington Parker Capital Co. LLC:
0.25%(2)                                                      11/8/11       11/8/11      10,000,000         9,999,514
0.25%(2)                                                     11/14/11      11/14/11      18,200,000        18,198,357
0.25%(2)                                                     11/17/11      11/17/11      22,700,000        22,697,478
0.25%(2)                                                     11/22/11      11/22/11       3,600,000         3,599,475
                                                                                                        -------------
                                                                                                          132,675,583
                                                                                                        -------------
Total Short-Term Notes (Cost $565,531,562)                                                                565,531,562
U.S. GOVERNMENT OBLIGATIONS--5.5%
U.S. Treasury Nts.:
0.75%                                                         5/31/12       5/31/12       8,000,000         8,021,362
1.00%                                                         4/30/12       4/30/12      14,000,000        14,047,864
1.13%                                                        12/15/11      12/15/11      24,000,000        24,022,433
1.38%                                                         2/15/12       2/15/12      13,000,000        13,039,172
1.38%                                                         3/15/12       3/15/12       5,000,000         5,018,793
4.50%                                                         3/31/12       3/31/12       3,000,000         3,051,552
                                                                                                        -------------
Total U.S. Government Obligations (Cost $67,201,176)                                                       67,201,176

                         4 | Oppenheimer Cash Reserves

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

                                                                                             Value
                                                                                        ----------------
Total Investments, at Value (Cost $1,210,943,687)                             100.1%    $  1,210,943,687
Liabilities in Excess of Other Assets                                          (0.1)          (1,500,607)
                                                                             ------     ----------------
Net Assets                                                                    100.0%    $  1,209,443,080
                                                                             ======     ================

Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

* The Maturity Date represents the date used to calculate the Fund's weighted average maturity as determined under Rule 2a-7.

** If different from the Maturity Date, the Final Legal Maturity Date includes any maturity date extensions which may be affected at the option of the issuer or unconditional payments of principal by the issuer which may be affected at the option of the Fund, and represents the date used to calculate the Fund's weighted average life as determined under Rule 2a-7.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $289,962,743 or 23.97% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $20,056,782 or 1.66% of the Fund's net assets as of October 31, 2011.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of October 31, 2011 based on valuation input level:

                                                                           LEVEL 3--
                                    LEVEL 1--           LEVEL 2--         SIGNIFICANT
                                   UNADJUSTED       OTHER SIGNIFICANT    UNOBSERVABLE
                                  QUOTED PRICES     OBSERVABLE INPUTS       INPUTS            VALUE
                                  -------------     -----------------    ------------     ---------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Certificates of Deposit           $          --     $     299,001,577    $         --     $   299,001,577
Direct Bank Obligations                      --           279,209,372              --         279,209,372
Short-Term Notes                             --           565,531,562              --         565,531,562
U.S.Government Obligations                   --            67,201,176              --          67,201,176
                                  -------------     -----------------    ------------     ---------------
Total Assets                      $          --     $   1,210,943,687    $         --     $ 1,210,943,687
                                  -------------     -----------------    ------------     ---------------

                         5 | Oppenheimer Cash Reserves

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS October 31, 2011 (Unaudited)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Trustees.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

                         6 | Oppenheimer Cash Reserves

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Cash Reserves

By: -s- William F.Glavin,Jr.
    ----------------------------
    William F.Glavin,Jr.
    Principal Executive Officer

Date:12/12/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: -s- William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date:12/12/2011

By: -s- Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 12/12/2011